CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Notes and accounts receivable - trade, allowances	$ 99	$ 114
Short-term financing receivables - held for investment, allowances	106	109
Other accounts receivable, allowances	37	31
Long-term financing receivables, allowances	$ 34	$ 19
Common stock, Par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,290,618,523	2,279,164,313
Treasury stock, Shares (in shares)	1,353,666,394	1,352,874,243